LONG TERM DEBT (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2021
LONG TERM DEBT
2024	$ 0	$ 270
2025	0	0
2026	0	0
2027	34,721,141	0
Thereafter	0	0
Total	$ 34,721,141	$ 33,927,760